Lease Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Lease Commitments [Abstract]
Cancellation clause on operating leases	180 days
Rental expense for operating leases	$ 62,056	$ 61,823	$ 61,823